EMPLOYEE BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Wages and salaries	$ 774.4	$ 636.5	$ 541.3
Share-based payments	20.6	46.0	0.0
Social expenditure
Pensions - defined contribution plans	40.7	35.4	27.2
Pensions - defined benefit plans	3.1	2.7	3.1
Social security expenses	137.6	119.7	102.4
Total	$ 976.4	$ 840.3	$ 674.0